Schedule of Property and Equipment (Details) - USD ($)	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ (995,740)	$ (17,513)
Total property and equipment - net	24,115,897	240,824
Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation		(305,023)
Total property and equipment - net		240,824
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 17,650,000
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	4 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	30 years
Land [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,550,000
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 3,627,751	27,751
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 262,950	209,650
Estimated Useful Lives (Years)	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 20,936	$ 20,936
Estimated Useful Lives (Years)		5 years
Vehicles [Member] | Previously Reported [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 107,527
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	1 year 6 months
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)	5 years
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 19,392
Estimated Useful Lives (Years)		5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 36,765
Estimated Useful Lives (Years)		5 years
Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 31,340
Estimated Useful Lives (Years)		5 years
Robots/Tray Bins [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 205,650
Estimated Useful Lives (Years)		5 years
Production Molds [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross		$ 145,173
Estimated Useful Lives (Years)		5 years
Accumulated Depreciation [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives (Years)		5 years